UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2010

Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, LLC
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976


Form 13F File Number: 028-13075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:


Michael E. Leonetti           Buffalo Grove, IL             05/06/2010
-------------------	      -----------------		    ----------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     28
Form 13F Information Table Value Total:               $136,579
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                             Leonetti & Associates, LLC
                                             FORM 13F INFORMATION TABLE
                                                   AS OF 03/31/2010


                       TITLE                     VALUE    SHARES/  SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP     (X$1000)   PRN AMT  PRN  CALL  DSCRETN MANAGERS  SOLE    SHARED   NONE
-------------------  ----------      ------    --------  --------  ---  ----  ------- --------  ------  ------   ----

Apple Inc	     COM	     037833100	  4481	  19070	   SH		Sole				  19070
CBS Corp	     CL B	     124857202	  1836	 131700	   SH		Sole				 131700
Collective
 Brands Inc	     COM	     19421w100	   841	  37000	   SH		Sole				  37000
Etfs Palladium Tr    SH BEN INT	     26923a106	  1699	  35500	   SH		Sole				  35500
Financial SPDR	     SBI INT-FINL    81369Y605	  6161	 386300	   SH		Sole				 386300
Hawaiian
 Electric Indus Inc  COM	     419870100	   431	  19200	   SH		Sole				  19200
IBM Corp	     COM	     459200101	  6041	  47100	   SH		Sole				  47100
Market Vectors
 Gold Miners	     GOLD	     57060u100	  7328	 165016	   SH		Sole				 165016
Market
 Vectors Russia	     RUSSIA ETF	     57060u506	  7375	 214700	   SH		Sole				 214700
Oil & Gas
 Expl Prod SPDR      S&P OILGAS EXP  78464A730	  7463	 177150	   SH		Sole				 177150
Retail SPDR	     S&P RETAIL ETF  78464a714	  6228	 150800	   SH		Sole				 150800
S&P MidCap 400 SPDR  UNIT SERIES 1   78467y107   13353	  93275	   SH		Sole				  93275
Sempra Energy	     COM	     816851109	  1287	  25800	   SH		Sole				  25800
Spdr Gold Trust	     GOLD SHS        78463v107	  7163	  65750	   SH		Sole				  65750
Technology SPDR	     SBI INT-TECH    81369Y803	  2814	 121800	   SH		Sole				 121800
United States
 Natural Gas ETF     UNIT 	     912318102	   660	  95500	   SH		Sole				  95500
United States
 Oil Fund LP	     UNITS	     91232n108	  1644	  40800	   SH		Sole				  40800
Vale SA ADR	     ADR	     91912e105	  3412	 106000	   SH		Sole				 106000
Vanguard Total
 Stock Mkt Indx	     STK MRK
		      VIPERS	     922908769	   924	  15500	   SH		Sole				  15500
Vistaprint NV	     SHS	     n93540107	  1658	  28900	   SH		Sole				  28900
Waste
 Connections Inc     COM	     941053100	  3534	 104050	   SH		Sole				 104050
iShares Brclys
 1-3 Yr Credit B     BARCLYS 1-3YR   464288646	  1741	  16650	   SH		Sole				  16650
iShares Brclys
 Aggregate Bd Fd     BARCLYS US AGG  464287226	  9586	  92000	   SH		Sole				  92000
iShares Brclys
 TIPS Bond Fd	     BARCLYS TIPS BD 464287176	  8109	  78050	   SH		Sole				  78050
iShares High
 Yield Corp Bond F   HIGH YLD CORP   464288513	  4305	  48720	   SH		Sole				  48720
iShares MSCI
 Emerging Mkts	     MSCI EMERG MKT  464287234   11238	 266800	   SH		Sole				 266800
iShares MSCI Mexico  MSCI MEX INVEST 464286822	  7536	 141200	   SH		Sole				 141200
iShares
 S&P 600 Index	     S&P SML CAP 600 464287804	  7729	 130000	   SH		Sole				 130000

REPORT SUMMARY 		  28 DATA RECORDS       136579	        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
